Schedule of Earnings per Share Allocation of Net Income (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net income (loss)	$ (5,593,035)	$ 11,673,099	$ 20,117,773	$ (8,986,289)
Net income attributable to the Corporation’s shareholders applicable to preferred stock		4,080,661
Net income attributable to the Corporation’s shareholders applicable to common stock		$ 7,592,438
Preferred Stock [Member]
Net income (loss)			7,134,840
Common Stock [Member]
Net income (loss)			$ 12,982,933